DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Extinguishment of derivative liabilities in connection with convertible note repayments, conversions and exchanges		$ 3,230,780
Reclassification of derivative liabilities to equity		2,809,566
Gain on derivative liabilities	$ 2,141,069	(788,970)
Extinguishment of derivative liabilities in connection with convertible note repayments, conversions and exchanges	1,165,329	3,230,779
Write-off of derivative liabilities pursuant to ASC 852	4,375,231
Embedded Conversion Options [Member]
Short-term Debt [Line Items]
Gain on derivative liabilities	2,141,069
Fair value of derivative liabilities	4,375,231
Warrants [Member]
Short-term Debt [Line Items]
Gain on derivative liabilities		670,370
Fair value of derivative liabilities		34,762
Warrant [Member]
Short-term Debt [Line Items]
Derivative liabilities	10,000	1,400,365
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Derivative liabilities	$ 2,473,532	5,331,147
ECO [Member]
Short-term Debt [Line Items]
Derivative liabilities		962,042
Gain on derivative liabilities		$ 118,600